TECHNICAL RESERVES FOR INSURANCE CLAIMS AND PREMIUMS	12 Months Ended
Dec. 31, 2022
TECHNICAL RESERVES FOR INSURANCE CLAIMS AND PREMIUMS [Abstract]
TECHNICAL RESERVES FOR INSURANCE CLAIMS AND PREMIUMS
16	TECHNICAL RESERVES FOR INSURANCE CLAIMS AND PREMIUMS

a)	This item consists of the following:

	2022
	Technical reserves for claims	Technical reserves for premiums (*)	Total
	S/(000)	S/(000)	S/(000)

Life insurance	1,790,666	8,478,060	10,268,726
General insurance	694,576	670,341	1,364,917
Health insurance	157,934	199,382	357,316
Total	2,643,176	9,347,783	11,990,959

	2021
	Technical reserves for claims	Technical reserves for premiums (*)	Total
	S/(000)	S/(000)	S/(000)

Life insurance	1,696,733	9,101,456	10,798,189
General insurance	714,700	684,950	1,399,650
Health insurance	144,147	192,525	336,672
Total	2,555,580	9,978,931	12,534,511

(*) As of December 31, 2022, the life insurance technical reserves include the mathematical reserves of annuities amounting to S/6,254.0 million (S/ 6,759.7 million as of December 31, 2021).

Insurance claims reserves represent reported claims and an estimate for incurred but non reported claims (IBNR). Reported claims are adjusted on the basis of technical reports received from independent adjusters.

As of December 31, 2022, the reserves for direct claims include reserves for IBNR for life, general and health insurance for an amount of S/933.0 million, S/29.0 million and S/111.0 million, respectively (S/825.0 million, S/38.9 million and S/109.9 million, respectively, as of December 31, 2021).

Insurance claims to be paid by reinsurers and co-insurers represent ceded claims, which are presented in “Accounts receivable from reinsurers and coinsurers” of the consolidated statement of financial position, See note 9(b).

Claims reserves have had a slight reduction, mainly due to lower reporting of COVID-19 cases. Likewise, the increase in technical reserves for premiums is mainly due to the increase in new sales in the Income line.

As of December 31, 2022, the effect due to the COVID-19 pandemic continues, IBNR reserves were calculated in two parts: a) IBNR reserve for regular claims and b) IBNR reserve for expected excess mortality (deaths above the average of cases of pre-pandemic months).

In general, the claims reserves have been estimated with prudential criteria due to the uncertainty in the claims rate caused by the pandemic that began in 2020 and continues in effect in 2021 and to a lesser extent in 2022.

Technical reserves include reserves for future benefit obligations under current life and personal accident insurance; and from unearned premium reserves in the proportion of written premiums that are allocable to the unexpired portion of the related hedging periods.

b)	Movement of insurance claims reserves (direct and assumed) occurred during the years 2022 and 2021:

	2022
	Life insurance	General insurance	Health insurance	Total
	S/(000)	S/(000)	S/(000)	S/(000)

Opening balance	1,696,733	714,700	144,147	2,555,580
Gross claims, Note 26	1,547,674	399,919	329,442	2,277,035
Payments	(1,447,753)	(391,510)	(315,540)	(2,154,803)
Exchange difference	(5,988)	(28,533)	(115)	(34,636)
Ending balance	1,790,666	694,576	157,934	2,643,176

	2021
	Life insurance	General insurance	Health insurance	Total
	S/(000)	S/(000)	S/(000)	S/(000)

Opening balance	1,288,056	629,330	133,088	2,050,474
Gross claims, Note 26	2,183,789	375,162	325,307	2,884,258
Payments	(1,786,376)	(353,147)	(314,343)	(2,453,866)
Exchange difference	11,264	63,355	95	74,714
Ending balance	1,696,733	714,700	144,147	2,555,580

The increase in technical reserves for claims corresponds mainly to excess mortality in the Life Insurance Businesses and the provision of services for Health Insurance. The impact by business for COVID-19 cases is detailed below:

2022
Business line	IBNR Balance COVID - 19	Claims reported COVID – 19	Total Impact COVID-19
	S/MM	S/MM	S/MM
Vida Individual	18.7	3.0	21.7
Vida Grupo	7.0	2.4	9.4
Vida Ley	16.1	6.4	22.5
Vida Crédito	50.5	13.6	64.1
SISCO	72.1	102.4	174.5
Asistencia Médica	7.4	4.8	12.2
Total	171.8	132.6	304.4

2021
Business line	IBNR Balance COVID - 19	Claims reported COVID – 19	Total Impact COVID-19
	S/MM	S/MM	S/MM
Vida Individual	18.0	39.0	57.0
Vida Grupo	13.9	18.7	32.6
Vida Ley	27.2	44.4	71.6
Vida Crédito	45.6	162.9	208.5
SISCO	67.8	286.5	354.3
Asistencia Médica	19.8	38.7	58.5
Total	192.3	590.2	782.5

c)	Movement of reserves for premiums (direct and assumed) that occurred during the years 2022 and 2021:

	2022
	Life insurance	General insurance	Health insurance	Total
	S/(000)	S/(000)	S/(000)	S/(000)

Opening balance	9,101,456	684,950	192,525	9,978,931
Time course expenses and others	(251,627)	121,667	–	(129,960)
Unearned premium and other technical reserves variation, net	(1,341)	(118,168)	6,960	(112,549)
Insurance subscriptions	755,290	7,690	–	762,980
Adjustment by application of market rates (i)	(927,838)	–	–	(927,838)
Exchange difference and others (ii)	(197,880)	(25,798)	(103)	(223,781)
Ending balance	8,478,060	670,341	199,382	9,347,783

	2021
	Life insurance	General insurance	Health insurance	Total
	S/(000)	S/(000)	S/(000)	S/(000)

Opening balance	8,784,732	656,963	182,907	9,624,602
Time course expenses and others	(55,135)	2,710	–	(52,425)
Unearned premium and other technical reserves variation, net	(539)	(21,844)	9,371	(13,012)
Insurance subscriptions	751,942	6,374	–	758,316
Adjustment by application of market rates (i)	(771,711)	–	–	(771,711)
Exchange difference and others (ii)	392,167	40,747	247	433,161
Ending balance	9,101,456	684,950	192,525	9,978,931

(i)	As of December 31, 2022, the variation corresponds to the product of Life Annuities for S/318.5 million due to the increase in market rates and other minors for S/162.4 million.

(ii)
As of December 31, 2022, the variation corresponds mainly to a lower exchange difference adjustment of Life Annuities for S/310.1 million, Individual Life for S/279.6 million and other minors for S/67.2 million.

The main assumptions used to estimate of retirement, disability and survival annuities and individual life reserves are as follows:

	2022		2021
Mortality	Mortality table	Technical rates	Mortality table	Technical rates
Annuities	SPP-S-2017 and SPP-I- 2017 (at market rates)	Investment rates: between 5.18% - 9.73% Reinvestment rates: between 5.12% - 8.26%	SPP-S-2017 and SPP-I- 2017 (at market rates)	Investment rates: between 2.30% - 8.89% Reinvestment rates: between 3.51% - 6.99%
	SPP-S-2017 and SPP-I- 2017 (at cost)	Investment rates: between 3.64% - 8.03% Reinvestment rates: between 2.5% - 5.25%	SPP-S-2017 and SPP-I- 2017 (at cost)	Investment rates: between 3.75% - 8.02% Reinvestment rates: between 2.5% - 5.25%
Pension insurance - Definitive Regime (Claims with an accrual date up to May)	B-85 and MI-85	Soles VAC 0.64% / Nominal U.S. dollar 3.74%	B-85 and MI-85	Soles VAC 1.37% / Nominal US dollar 3.61%
Pension Insurance - Definitive Regime (Claims with accrual date at June 2011)	B-85 adjusted and MI-85	Soles VAC 0.64% / Nominal U.S. dollar 3.74% / Adjusted Soles 4.97% / Adjusted dollar 3.74%	B-85 adjusted and MI-85	Soles VAC 1.37% / Nominal US dollar 3.61% / Adjusted Soles 5.12% / Adjusted dollar 3.61%
Pension Insurance - Temporary Regime (IFRS reserve)	SPP-S-2017- and SPP-I-2017	Soles VAC 3.7083%	SPP-S-2017- and SPP-I-2017	Soles VAC 3.614%
SCTR (IFRS reserve) Claims settled up to December 2019	SPP-S-2017 and SPP-I-2017	Soles VAC 3.743%	SPP-S-2017 and SPP-I-2017	Soles VAC 3.663%
SCTR (IFRS reserve) Claims settled from January 2020 onwards	SPP-S-2017 and SPP-I-2017	Soles VAC 3.081%	SPP-S-2017 and SPP-I-2017	Soles VAC 2.748%
Individual life	CSO 80 adjusted	US Dollars 2.0% - 4.0% / Soles 4.0% - 7.0%	CSO 80 adjusted	US Dollars 4.0% - 5.0% / Soles 4.0% - 5.0%

The sensitivity of the estimates used by the Group to measure its insurance risks is represented primarily by the life insurance risks; the main variables as of December 31, 2022 and 2021, are the interest rates and the mortality tables used. The Group has evaluated the changes in its most significant reserves related to life insurance contracts included in retirement, disability and survival annuities reserves of +/- 100 bps of the interest rates and of +/- 5 bps of the mortality factors, with the following results:

	2022			2021
		Variation of the reserve			Variation of the reserve
Variables	Reserve	Amount	Percentage	Reserve	Amount	Percentage
			%			%

Portfolio in S/ - Base amount	3,932,792	–	–	3,951,240	–	–
Changes in interest rates: + 100 bps	3,558,149	(374,643)	(9.53)	3,581,606	(369,633)	(9.35)
Changes in interest rates: - 100 bps	4,386,248	453,456	11.53	4,398,670	447,430	11.32
Changes in Mortality tables to 105%	3,903,888	(28,904)	(0.73)	3,923,102	(28,138)	(0.71)
Changes in Mortality tables to 95%	3,963,030	30,238	0.77	3,980,673	29,433	0.74

Portfolio in US$ - Base amount	2,563,504	–	–	672,130	–	-
Changes in interest rates: + 100 bps	2,378,659	(184,845)	(7.21)	623,665	(48,465)	(7.21)
Changes in interest rates: - 100 bps	2,783,239	219,735	8.57	729,743	57,613	8.57
Changes in Mortality tables to 105%	2,541,988	(21,516)	(0.84)	666,489	(5,641)	(0.84)
Changes in Mortality tables to 95%	2,585,823	22,319	0.87	677,982	5,852	0.87